Ordinary Shares (Details) - USD ($)												6 Months Ended
		Aug. 26, 2026	May 13, 2026	Dec. 30, 2025	Nov. 20, 2025	Sep. 29, 2025	Sep. 26, 2025	May 22, 2025	Feb. 05, 2025	Aug. 26, 2024	Apr. 06, 2023	Mar. 31, 2026	Mar. 31, 2025	Aug. 29, 2026	Nov. 29, 2025	Nov. 07, 2025	Sep. 30, 2025	Sep. 25, 2025	Sep. 12, 2025	Apr. 08, 2025
Ordinary Shares [Line Items]
Ordinary shares, par value (in Dollars per share)																$ 0.05
Description of the stock split											1:2000
Price per share (in Dollars per share)						$ 0.05
Issued and sold a total of ordinary shares		2,091,942
Proceeds from IPO (in Dollars)							$ 2,900,000					$ 17,100,971
Sale of ordinary shares								10,000,000
Gross proceeds underwriting discounts (in Dollars)								$ 5,000,000
Commission of aggregate gross proceeds percentage					3.50%
Net proceeds (in Dollars)					$ 17,100,971
Authorized share capital increased (in Dollars)																$ 10,000,000
Adoption of Amended [Member]
Ordinary Shares [Line Items]
Common stock, share authorized											100,000,000
Ordinary shares, par value (in Dollars per share)											$ 0.0005
Authorized share capital (in Dollars)											$ 50,000
Authorized shares											50,000
Price per share (in Dollars per share)											$ 1
Common stock, value (in Dollars)									$ 50,000		$ 50,000
Share voluntarily surrendered											87,500,000
Forecast [Member]
Ordinary Shares [Line Items]
Aggregate offering price (in Dollars)														$ 200,000,000
Re-designated share [Member]
Ordinary Shares [Line Items]
Common stock, share authorized									100,000,000
Ordinary shares, par value (in Dollars per share)									$ 0.0005
Series A Warrants [Member]
Ordinary Shares [Line Items]
Warrants to purchase								1
Exercise price (in Dollars per share)												$ 1
Warrants issued												30,000,000
Warrants Outstanding												10,000,000
Series B Warrants [Member]
Ordinary Shares [Line Items]
Warrants to purchase								1				10,000,000
Exercise price (in Dollars per share)												$ 1
Pre-Funded Warrants [Member]
Ordinary Shares [Line Items]
Price per share (in Dollars per share)																		$ 0.075
Warrants to purchase																		16,944,238
Exercise price (in Dollars per share)												$ 0.0005
Warrants issued												1
Ordinary Shares
Ordinary Shares [Line Items]
Number of shares exercise													15
Sales Agreement [Member]
Ordinary Shares [Line Items]
Net proceeds (in Dollars)												$ 62,329,644
Minimum [Member]
Ordinary Shares [Line Items]
Authorized share capital (in Dollars)						$ 250,000
Authorized shares																			250,000
Outstanding share capital percentage												4.99%
Maximum [Member]
Ordinary Shares [Line Items]
Authorized share capital (in Dollars)						$ 10,000,000
Outstanding share capital percentage												9.99%
Authorized share capital (in Dollars)																			$ 10,000,000
Over-Allotment Option [Member]
Ordinary Shares [Line Items]
Issued and sold a total of ordinary shares										91,942
Number of shares exercise		91,942
Sale of stock price (in Dollars per share)		$ 4
IPO [Member]
Ordinary Shares [Line Items]
Issued and sold a total of ordinary shares										2,000,000
Sale of stock price (in Dollars per share)										$ 4
Proceeds from IPO (in Dollars)		$ 5,404,654
Ordinary Shares
Ordinary Shares [Line Items]
Common stock, share authorized												50,000
Ordinary shares, par value (in Dollars per share)												$ 1
Ordinary shares issued												50,000
Ordinary shares outstanding											12,500,000
Ordinary Shares | Adoption of Amended [Member]
Ordinary Shares [Line Items]
Ordinary shares issued											12,500,000
Class A Ordinary Shares
Ordinary Shares [Line Items]
Common stock, share authorized	[1]											160,000,000					400,000,000
Ordinary shares, par value (in Dollars per share)	[1]											$ 0.001					$ 500
Ordinary shares issued	[1]											16,238					96
Price per share (in Dollars per share)																		$ 0.075
Common stock, value (in Dollars)	[1]											$ 16					$ 48,000
Ordinary shares outstanding	[1]											16,238					96
Sale of ordinary shares								1
Warrants to purchase																		16,944,238
Divided shares						160,000,000
Ordinary shares value (in Dollars)															$ 100,000,000	$ 100,000,000
Number of ordinary shares															16,000,000	1,600,000,000
Ordinary shares of par value (in Dollars per share)																$ 0.05
Class A Ordinary Shares | Re-classified share [Member]
Ordinary Shares [Line Items]
Ordinary shares, par value (in Dollars per share)									$ 0.0005
Common stock, value (in Dollars)									$ 250,000
Number of votes									one
Class A Ordinary Shares | Series A Warrants [Member]
Ordinary Shares [Line Items]
Warrants to purchase								1
Class A Ordinary Shares | Series B Warrants [Member]
Ordinary Shares [Line Items]
Price per share (in Dollars per share)								$ 0.5
Warrants to purchase								1
Warrants issued												40,000,000
Class A Ordinary Shares | Ordinary Shares
Ordinary Shares [Line Items]
Common stock, share authorized																160,000,000
Ordinary shares, par value (in Dollars per share)			$ 0.00001		$ 0.05										$ 5
Number of shares exercise	[2]												(15)
Warrants to purchase												40,000,000
Net proceeds (in Dollars)	[2]											$ 150
Class A Ordinary Shares | Ordinary Shares | Re-classified share [Member]
Ordinary Shares [Line Items]
Common stock, share authorized									400,000,000
Class A Ordinary Shares | Subscription Receivable [Member]
Ordinary Shares [Line Items]
Ordinary shares issued												1,250
Class A Ordinary Shares | WORK Medical Technology Group LTD [Member]
Ordinary Shares [Line Items]
Ordinary shares, par value (in Dollars per share)																			$ 0.0005
Ordinary shares issued																			400,000,000
Class A Ordinary Shares | Securities Purchase Agreement [Member]
Ordinary Shares [Line Items]
Ordinary shares, par value (in Dollars per share)																		$ 0.0005
Ordinary shares issued																		22,055,096
Class A Ordinary Shares | Registered Direct Offering [Member]
Ordinary Shares [Line Items]
Ordinary shares, par value (in Dollars per share)						$ 0.0005
Class A Ordinary Shares | Registered Direct Offering [Member] | Ordinary Shares
Ordinary Shares [Line Items]
Ordinary shares issued						400,000,000
Class B Ordinary Shares [Member]
Ordinary Shares [Line Items]
Common stock, share authorized	[1]											40,000,000					1,000,000
Ordinary shares, par value (in Dollars per share)	[1]											$ 0.001					$ 0.001
Ordinary shares issued	[1]											1,008					8
Authorized share capital (in Dollars)			$ 0.00001
Price per share (in Dollars per share)						$ 0.05
Common stock, value (in Dollars)	[1]											$ 1					$ 3,796
Ordinary shares outstanding	[1]											1,008					8
Number of votes									20
Divided shares						40,000,000
Number of ordinary shares															4,000,000
Ordinary shares of par value (in Dollars per share)																$ 0.05
Number of ordinary shares				100,000
Aggregate purchase price (in Dollars)				$ 500,000
Class B Ordinary Shares [Member] | Re-classified share [Member]
Ordinary Shares [Line Items]
Common stock, share authorized									100,000,000
Ordinary shares, par value (in Dollars per share)									$ 0.0005
Class B Ordinary Shares [Member] | Re-designation Shares [Member]
Ordinary Shares [Line Items]
Ordinary shares issued																				7,592,500
Class B Ordinary Shares [Member] | Ordinary Shares
Ordinary Shares [Line Items]
Common stock, share authorized																40,000,000
Ordinary shares, par value (in Dollars per share)				$ 5											$ 5	$ 0.05
Number of shares exercise	[2]
Divided shares			40,000,000
Net proceeds (in Dollars)	[2]											$ 5
Class B Ordinary Shares [Member] | Subscription Receivable [Member]
Ordinary Shares [Line Items]
Ordinary shares issued																	1,250
Class B Ordinary Shares [Member] | WORK Medical Technology Group LTD [Member]
Ordinary Shares [Line Items]
Ordinary shares, par value (in Dollars per share)																			$ 0.0005
Ordinary shares issued																			100,000,000
Class B Ordinary Shares [Member] | Registered Direct Offering [Member]
Ordinary Shares [Line Items]
Ordinary shares, par value (in Dollars per share)						$ 0.0005
Ordinary shares issued						100,000,000
Class B Ordinary Shares [Member]
Ordinary Shares [Line Items]
Ordinary shares, par value (in Dollars per share)			$ 0.001
Class B Ordinary Shares [Member] | Ordinary Shares
Ordinary Shares [Line Items]
Common stock, share authorized																400,000,000
Ordinary shares, par value (in Dollars per share)			$ 0.001

[1]	Giving retroactive effect to the 100 to 1 Shares Consolidation on October 21, 2025, 100 to 1 Shares Consolidation on December 29, 2025, and 100 to 1 Shares Consolidation on June 18, 2026.
[2]	Giving retroactive effect to the 100 to 1 Shares Consolidation on October 21, 2025, 100 to 1 Shares Consolidation on December 29, 2025, and 100 to 1 Shares Consolidation on June 18, 2026.